Inventories, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories, Net [Abstract]
Inventories, Net

NOTE 7

Inventories, Net

Inventories, net were comprised of the following:

	March 31, 2012	December 31, 2011
Production costs of contracts in process	$294	$303
Less progress payments	(10)	(19)

Production costs of contracts in process, net	284	284
Product inventory	52	53

Inventories, net	$336	$337

Deferred production costs incurred on in-process and delivered units in excess of the aggregate estimated average cost of those units were $1 and $29 as of March 31, 2012 and December 31, 2011, respectively.

NOTE 9

Inventories, Net

Inventories, net were comprised of the following:

	December 31,
	2011	2010
Production costs of contract in process	$303	$216
Less progress payments	(19)	(25)

Production costs of contract in process, net	284	191
Product inventory	53	47

Inventories, net	$337	$238

Deferred production costs incurred on in-process and delivered units in excess of the aggregate estimated average cost of those units were $29 and $29 as of December 2011 and 2010, respectively.